OPERATION, MAINTENANCE, AND TELECOMMUNICATION SERVICE EXPENSES	12 Months Ended
Dec. 31, 2025
OPERATION, MAINTENANCE, AND TELECOMMUNICATION SERVICE EXPENSES
OPERATION, MAINTENANCE, AND TELECOMMUNICATION SERVICE EXPENSES

26.  OPERATION, MAINTENANCE, AND TELECOMMUNICATION SERVICE EXPENSES

The breakdown of operation, maintenance, and telecommunication service expenses is as follows:

	2023	2024	2025
Operation and maintenance	23,057	24,365	23,478
Radio frequency usage charges (Note 33c.i)	7,412	7,687	7,746
Leased lines and Customer Premise Equipment("CPE")	3,462	3,422	4,474
Concession fees and USO charges (Note 16)	2,836	2,933	2,885
Electricity, gas, and water	877	1,097	1,051
Cost of SIM cards, vouchers, and sales of peripherals (Note 8)	797	584	532
Project management	489	427	445
Insurance	269	308	335
Vehicles rental and supporting facilities	308	271	164
Others (each below Rp100 billion)	211	108	124
Total	39,718	41,202	41,234

Refer to Note 31 for details of related parties transactions.